FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Income [Abstract]
Interest on financial assets measured at amortised cost	R 190.2	R 111.8	R 108.7
Growth in cash and cash equivalents in environmental rehabilitation trust funds	0.0	14.8	22.5
Growth in reimbursive right for environmental rehabilitation guarantees	0.0	1.8	3.7
Growth in investment in Guardrisk	50.5	13.1	0.0
Dividends received	78.3	71.5	76.1
Unwinding of payments made under protest	5.7	5.8	4.8
Unrealised foreign exchange gain	9.0	7.0	0.0
Other finance income	0.6	0.0	0.4
Finance income	R 334.3	R 225.8	R 216.2